Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis International Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Praxis International Index Fund seeks to capture the investment performance of international developed and emerging markets.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
		on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 2.44 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.44%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets, as measured by the MSCI All
Country World ex US Index. Under normal circumstances, the Fund invests at least
80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund's benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the Fund's
Sub-Adviser uses proprietary optimization techniques to select securities according to their contribution to the Fund's overall objective and to seek to replicate the characteristics of the index. The sub-adviser may also manage the portfolio with the goal of minimizing taxable distributions.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship

Companies failing to meet minimum standards in one or more of these areas will
		be restricted from inclusion in the fund.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign and emerging markets investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the
		Fund's holdings and the index. This is also known as tracking error.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for its first calendar year from the effective date of the Fund's registration statement. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the
		after-tax returns are not relevant.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended December 31, 2011 5.25% Worst Quarter Quarter Ended September 30, 2011 (22.03)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | MSCI ACQI ex US
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex US (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.71%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.73%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,646
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,603
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,005
Annual Return 2011	rr_AnnualReturn2011	(16.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.89%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.03%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.40%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.05%)	[1]

[1]	The Fund commenced operations on December 31, 2010, and commenced public offering and investment operations on January 3, 2011.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[3]	The Adviser has entered into a contractual expense limitation agreement with respect to the International Index Fund Class A until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.